Related party transactions (Details 4) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Related-Party Transactions
Income	[1]	R$ (1,458,386)
Interest and similar income - Loans and advances to customers	[1]	0
Interest and similar income - Loans and amounts due from credit institutions	[1]	109,530
Guarantees and Limits		0
Interest expense and similar charges - Customer deposits	[1]	0
Interest expense and similar charges - Deposits from credit institutions	[1]	(174)
Fee and commission income (expense)	[1]	2,310
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]	(724,169)
Administrative expenses and Amortization	[1]	(153,332)
Others Administrative expenses - Donation	[1]	0
Debt Instruments Eligible to Compose Capital	[1]	(692,551)
Key Management Personnel
Related-Party Transactions
Interest and similar income - Loans and advances to customers	[1]	0
Interest and similar income - Loans and amounts due from credit institutions	[1]	0
Guarantees and Limits	[1]	0
Interest expense and similar charges - Customer deposits	[1]	0
Fee and commission income (expense)	[1]	0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]	0
Administrative expenses and Amortization	[1]	0
Banco Santander, S.A. – Spain
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions	[1]	109,530
Interest expense and similar charges - Customer deposits	[1]	0
Interest expense and similar charges - Deposits from credit institutions	[1]	(174)
Fee and commission income (expense)	[1]	2,310
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]	(724,169)
Administrative expenses and Amortization	[1]	(153,332)
Debt Instruments Eligible to Compose Capital	[1],[2]	(692,551)
Banco RCI Brasil S.A.
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions	[1]	0
Interest expense and similar charges - Deposits from credit institutions	[1]	0
Fee and commission income (expense)	[1]	0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]	0
Abbey National Treasury Services Plc
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions	[1]	0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]	0
Cibrasec
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions	[1]	0
ISBAN Brasil S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]	0
Administrative expenses and Amortization	[1]	0
Santander Brasil Tecnologia S.A. (current name of Produban Serviços de Informática S.A.)
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]	0
Administrative expenses and Amortization	[1]	0
Santander Brasil Gestão de Recursos Ltda
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]	0
Santander Securities Services Brasil DTVM S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]	0
Interest expense and similar charges - Deposits from credit institutions	[1],[2]	0
Fee and commission income (expense)	[1]	0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1],[2]	0
Administrative expenses and Amortization	[1],[2]	0
Santander Cultural
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]	0
Others Administrative expenses - Donation	[1]	0
Gestora de Inteligência de Crédito
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]	0
Real Fundo de Investimento Multimercado Santillana Credito Privado
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]	0
Interest expense and similar charges - Deposits from credit institutions	[1]	0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]	0
Webmotors S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]	0
Fee and commission income (expense)	[1]	0
Others
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]	0
Fee and commission income (expense)	[1]	0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]	0
Administrative expenses and Amortization	[1]	0
Santander Securities
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	[1]	0
Santander Securities Services Brasil Participações S.A.
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	[1],[2]	0
Administrative expenses and Amortization	[1]	0
SAM Brasil Participações
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	[1]	0
Companhia de Crédito, Financiamento e Investimento RCI Brasil
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	[1]	0
Fee and commission income (expense)	[1]	0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]	0
Santander Asset Management, S.A. SGIIC.
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	[1]	0
Banco Santander International
Related-Party Transactions
Fee and commission income (expense)	[1]	0
Zurich Santander Brasil Seguros S.A.
Related-Party Transactions
Fee and commission income (expense)	[1]	0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]	0
Zurich Santander Brasil Seguros e Previdência S.A.
Related-Party Transactions
Fee and commission income (expense)	[1]	0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]	0
Santander Investment Securities Inc.
Related-Party Transactions
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]	0
ISBAN Chile S.A.
Related-Party Transactions
Administrative expenses and Amortization	[1]	0
Aquanima Brasil Ltda.
Related-Party Transactions
Administrative expenses and Amortization	[1]	0
TECBAN - Tecnologia Bancaria Brasil
Related-Party Transactions
Administrative expenses and Amortization	[1]	0
Produban Servicios Informaticos Generales, S.L.
Related-Party Transactions
Administrative expenses and Amortization	[1]	0
Ingeniería de Software Bancario, S.L.
Related-Party Transactions
Administrative expenses and Amortization	[1]	0
Konecta Brazil Outsourcing Ltda
Related-Party Transactions
Administrative expenses and Amortization	[1]	0
Santander Global Technology, S.L., SOCI
Related-Party Transactions
Administrative expenses and Amortization	[1]	0
Fundacao Santander
Related-Party Transactions
Others Administrative expenses - Donation	[1]	0
Instituto Escola Brasil
Related-Party Transactions
Others Administrative expenses - Donation	[1]	0
Fundacao Sudameris
Related-Party Transactions
Others Administrative expenses - Donation	[1]	0
Joint-controlled companies
Related-Party Transactions
Income		226,141		R$ 192,889		R$ 126,781
Interest and similar income - Loans and advances to customers		0		273,332
Interest and similar income - Loans and amounts due from credit institutions		218,661		136,666		87,381
Guarantees and Limits		0
Interest expense and similar charges - Customer deposits		(25)		(92)		(4,486)
Interest expense and similar charges - Deposits from credit institutions		(3,375)		(5,871)		(3,026)
Fee and commission income (expense)		10,418		32,960		14,999
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)		462		29,226		31,913
Administrative expenses and Amortization		0		0		0
Others Administrative expenses - Donation		0		0		0
Debt Instruments Eligible to Compose Capital		0		0		0
Joint-controlled companies | Key Management Personnel
Related-Party Transactions
Interest and similar income - Loans and advances to customers		0		0
Interest and similar income - Loans and amounts due from credit institutions		0
Guarantees and Limits		0
Interest expense and similar charges - Customer deposits		0		0
Fee and commission income (expense)		0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)		0		239
Administrative expenses and Amortization		0		0
Joint-controlled companies | Banco Santander, S.A. – Spain
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions		0		0		0
Interest expense and similar charges - Customer deposits		0		0		0
Interest expense and similar charges - Deposits from credit institutions		0		0		0
Fee and commission income (expense)		0		0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)		0		0		0
Administrative expenses and Amortization		0		0		0
Debt Instruments Eligible to Compose Capital	[2]	0		0		0
Joint-controlled companies | Banco RCI Brasil S.A.
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions		218,661		136,666		87,381
Interest expense and similar charges - Deposits from credit institutions		(3,375)		(5,871)		(3,026)
Fee and commission income (expense)		10,201		31,981		14,996
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)		0		29,226		31,913
Joint-controlled companies | Abbey National Treasury Services Plc
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions		0		0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)		0		0		0
Joint-controlled companies | Cibrasec
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions		0		0		0
Joint-controlled companies | ISBAN Brasil S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits		0		0		0
Administrative expenses and Amortization		0		0		0
Joint-controlled companies | Santander Brasil Tecnologia S.A. (current name of Produban Serviços de Informática S.A.)
Related-Party Transactions
Interest expense and similar charges - Customer deposits		0		0		0
Administrative expenses and Amortization		0		0		0
Joint-controlled companies | Santander Brasil Gestão de Recursos Ltda
Related-Party Transactions
Interest expense and similar charges - Customer deposits		0		0		0
Joint-controlled companies | Santander Securities Services Brasil DTVM S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits		0		0		0
Interest expense and similar charges - Deposits from credit institutions		0	[2]	0	[2]	0
Fee and commission income (expense)		0		0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[2]	0		0		0
Administrative expenses and Amortization		0	[2]	0	[2]	0
Joint-controlled companies | Santander Cultural
Related-Party Transactions
Interest expense and similar charges - Customer deposits		0		0		0
Others Administrative expenses - Donation		0		0		0
Joint-controlled companies | Gestora de Inteligência de Crédito
Related-Party Transactions
Interest expense and similar charges - Customer deposits		0		0
Joint-controlled companies | Real Fundo de Investimento Multimercado Santillana Credito Privado
Related-Party Transactions
Interest expense and similar charges - Customer deposits		0		0		0
Interest expense and similar charges - Deposits from credit institutions		0		0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)		0		0		0
Joint-controlled companies | Webmotors S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits		(25)		(92)		(4,486)
Fee and commission income (expense)		217		979		3
Joint-controlled companies | Others
Related-Party Transactions
Interest expense and similar charges - Customer deposits		0		0		0
Fee and commission income (expense)		0		0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)		462		0		0
Administrative expenses and Amortization		0		0		0
Joint-controlled companies | Santander Securities
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions		0		0		0
Joint-controlled companies | Santander Securities Services Brasil Participações S.A.
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	[2]	0		0		0
Administrative expenses and Amortization		0		0		0	[2]
Joint-controlled companies | SAM Brasil Participações
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions		0		0		0
Joint-controlled companies | Companhia de Crédito, Financiamento e Investimento RCI Brasil
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions		0		0		0
Fee and commission income (expense)		0		0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)		0		0		0
Joint-controlled companies | Santander Asset Management, S.A. SGIIC.
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions		0		0		0
Joint-controlled companies | Banco Santander International
Related-Party Transactions
Fee and commission income (expense)		0		0		0
Joint-controlled companies | Zurich Santander Brasil Seguros S.A.
Related-Party Transactions
Fee and commission income (expense)		0		0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)		0		0		0
Joint-controlled companies | Zurich Santander Brasil Seguros e Previdência S.A.
Related-Party Transactions
Fee and commission income (expense)		0		0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)		0		0		0
Joint-controlled companies | Santander Investment Securities Inc.
Related-Party Transactions
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)		0		0		0
Joint-controlled companies | ISBAN Chile S.A.
Related-Party Transactions
Administrative expenses and Amortization		0		0		0
Joint-controlled companies | Aquanima Brasil Ltda.
Related-Party Transactions
Administrative expenses and Amortization		0		0		0
Joint-controlled companies | TECBAN - Tecnologia Bancaria Brasil
Related-Party Transactions
Administrative expenses and Amortization		0		0		0
Joint-controlled companies | Produban Servicios Informaticos Generales, S.L.
Related-Party Transactions
Administrative expenses and Amortization		0		0		0
Joint-controlled companies | Ingeniería de Software Bancario, S.L.
Related-Party Transactions
Administrative expenses and Amortization		0		0		0
Joint-controlled companies | Konecta Brazil Outsourcing Ltda
Related-Party Transactions
Administrative expenses and Amortization		0		0		0
Joint-controlled companies | Santander Global Technology, S.L., SOCI
Related-Party Transactions
Administrative expenses and Amortization		0		0
Joint-controlled companies | Fundacao Santander
Related-Party Transactions
Others Administrative expenses - Donation		0		0		0
Joint-controlled companies | Instituto Escola Brasil
Related-Party Transactions
Others Administrative expenses - Donation		0		0		0
Joint-controlled companies | Fundacao Sudameris
Related-Party Transactions
Others Administrative expenses - Donation		0		0		0
Other Related-Party
Related-Party Transactions
Income	[2]	1,254,022		1,323,622		1,210,444
Interest and similar income - Loans and advances to customers	[2]	0		1,541
Interest and similar income - Loans and amounts due from credit institutions	[2]	630		1,080		1,417
Guarantees and Limits		24
Interest expense and similar charges - Customer deposits	[2]	(27,433)		(23,146)		(41,026)
Interest expense and similar charges - Deposits from credit institutions	[2]	(96,579)		(134,896)		(113,569)
Fee and commission income (expense)	[2]	2,635,325		2,653,014		2,453,179
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[2]	44,858		(199,985)		(39,534)
Administrative expenses and Amortization	[2]	(1,283,788)		(952,432)		(1,028,750)
Others Administrative expenses - Donation	[2]	(19,015)		(20,013)		(21,273)
Debt Instruments Eligible to Compose Capital	[2]	0		0		0
Other Related-Party | Key Management Personnel
Related-Party Transactions
Interest and similar income - Loans and advances to customers	[2]	0		461
Interest and similar income - Loans and amounts due from credit institutions	[2]	630
Guarantees and Limits	[2]	24
Interest expense and similar charges - Customer deposits	[2]	(7,747)		(8,707)
Fee and commission income (expense)	[2]	343		355
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[2]	168		239
Administrative expenses and Amortization	[2]	(482,852)		(289,612)
Other Related-Party | Banco Santander, S.A. – Spain
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions	[2]	0		0		0
Interest expense and similar charges - Customer deposits	[2]	0		0		(6,190)
Interest expense and similar charges - Deposits from credit institutions	[2]	0		0		0
Fee and commission income (expense)	[2]	0		0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[2]	0		0		0
Administrative expenses and Amortization	[2]	0		0		0
Debt Instruments Eligible to Compose Capital	[2]	0		0		0
Other Related-Party | Banco RCI Brasil S.A.
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions	[2]	0		0		0
Interest expense and similar charges - Deposits from credit institutions	[2]	0		0		0
Fee and commission income (expense)	[2]	0		0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[2]	0		0		0
Other Related-Party | Abbey National Treasury Services Plc
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions	[2]	0		157		879
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[2]	0		(17,726)		23,843
Other Related-Party | Cibrasec
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions	[2]	0		923		538
Other Related-Party | ISBAN Brasil S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[2]	0		(90)		(2,145)
Administrative expenses and Amortization	[2]	0		(14,210)		(337,161)
Other Related-Party | Santander Brasil Tecnologia S.A. (current name of Produban Serviços de Informática S.A.)
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[2]	0		(215)		(1,547)
Administrative expenses and Amortization	[2]	0		(33,567)		(242,191)
Other Related-Party | Santander Brasil Gestão de Recursos Ltda
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[2]	(16,387)		(8,329)		(6,636)
Other Related-Party | Santander Securities Services Brasil DTVM S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[2]	0		0
Interest expense and similar charges - Deposits from credit institutions	[2]	(27,595)		(4,442)		(95)
Fee and commission income (expense)	[2]	0		0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[2]	(2,297)		1,312		(26,102)
Administrative expenses and Amortization	[2]	(49,241)		(46,884)		(42,603)
Other Related-Party | Santander Cultural
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[2]	0		(36)		(24,344)
Others Administrative expenses - Donation	[2]	0		(2,748)		(3,513)
Other Related-Party | Gestora de Inteligência de Crédito
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[2]	(3,275)		(5,743)
Other Related-Party | Real Fundo de Investimento Multimercado Santillana Credito Privado
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[2]	0		0		(69)
Interest expense and similar charges - Deposits from credit institutions	[2]	(67,821)		(102,928)		(1,263)
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[2]	(598)		(210,324)		(79,480)
Other Related-Party | Webmotors S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[2]	0		0		0
Fee and commission income (expense)	[2]	0		0		0
Other Related-Party | Others
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[2]	(24)		(27)		(95)
Fee and commission income (expense)	[2]	11,172		18,707		2,436
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[2]	3,727		(13,791)		928
Administrative expenses and Amortization	[2]	(37,073)		(49,216)		(2,209)
Other Related-Party | Santander Securities
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	[2]	0		0		0
Other Related-Party | Santander Securities Services Brasil Participações S.A.
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	[2]	0		(26,378)		0
Administrative expenses and Amortization	[2]	0		0		0
Other Related-Party | SAM Brasil Participações
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	[2]	(37)		(47)		(112,211)
Other Related-Party | Companhia de Crédito, Financiamento e Investimento RCI Brasil
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	[2]	0		0		0
Fee and commission income (expense)	[2]	0		0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[2]	0		0		0
Other Related-Party | Santander Asset Management, S.A. SGIIC.
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	[2]	(1,126)		(1,101)		0
Other Related-Party | Banco Santander International
Related-Party Transactions
Fee and commission income (expense)	[2]	35,294		30,789		20,480
Other Related-Party | Zurich Santander Brasil Seguros S.A.
Related-Party Transactions
Fee and commission income (expense)	[2]	231,920		300,868		295,508
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[2]	0		0		1,788
Other Related-Party | Zurich Santander Brasil Seguros e Previdência S.A.
Related-Party Transactions
Fee and commission income (expense)	[2]	2,356,596		2,302,295		2,134,755
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[2]	43,858		40,305		52,981
Other Related-Party | Santander Investment Securities Inc.
Related-Party Transactions
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[2]	0		0		(13,492)
Other Related-Party | ISBAN Chile S.A.
Related-Party Transactions
Administrative expenses and Amortization	[2]	(28)		(24)		(23)
Other Related-Party | Aquanima Brasil Ltda.
Related-Party Transactions
Administrative expenses and Amortization	[2]	(32,032)		(30,021)		(25,638)
Other Related-Party | TECBAN - Tecnologia Bancaria Brasil
Related-Party Transactions
Administrative expenses and Amortization	[2]	(345,610)		(313,433)		(262,046)
Other Related-Party | Produban Servicios Informaticos Generales, S.L.
Related-Party Transactions
Administrative expenses and Amortization	[2]	0		0		(46,494)
Other Related-Party | Ingeniería de Software Bancario, S.L.
Related-Party Transactions
Administrative expenses and Amortization	[2]	0		0		(70,385)
Other Related-Party | Konecta Brazil Outsourcing Ltda
Related-Party Transactions
Administrative expenses and Amortization	[2]	0		0		0
Other Related-Party | Santander Global Technology, S.L., SOCI
Related-Party Transactions
Administrative expenses and Amortization	[2]	(336,952)		(175,466)
Other Related-Party | Fundacao Santander
Related-Party Transactions
Others Administrative expenses - Donation	[2]	(1,615)		(1,330)		(1,837)
Other Related-Party | Instituto Escola Brasil
Related-Party Transactions
Others Administrative expenses - Donation	[2]	(1,300)		0		(873)
Other Related-Party | Fundacao Sudameris
Related-Party Transactions
Others Administrative expenses - Donation	[2]	R$ (16,100)		(15,935)		(15,050)
Parent
Related-Party Transactions
Income	[1]			(972,799)		389,663
Interest and similar income - Loans and advances to customers	[1]			272,500
Interest and similar income - Loans and amounts due from credit institutions	[1]			136,250		87,217
Interest expense and similar charges - Customer deposits	[1]			0		0
Interest expense and similar charges - Deposits from credit institutions	[1]			(6,889)		(13,038)
Fee and commission income (expense)	[1]			6,213		(5,099)
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]			(680,903)		592,919
Administrative expenses and Amortization	[1]			0		(50,271)
Others Administrative expenses - Donation	[1]			0		0
Debt Instruments Eligible to Compose Capital	[1]			(427,470)		(222,065)
Parent | Key Management Personnel
Related-Party Transactions
Interest and similar income - Loans and advances to customers	[1]			0
Interest expense and similar charges - Customer deposits	[1]			0
Fee and commission income (expense)	[1]			0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]			239
Administrative expenses and Amortization	[1]			0
Parent | Banco Santander, S.A. – Spain
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions	[1]			136,250		87,217
Interest expense and similar charges - Customer deposits	[1]			0		0
Interest expense and similar charges - Deposits from credit institutions	[1]			(6,889)		(13,038)
Fee and commission income (expense)	[1]			6,213		(5,099)
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]			(680,903)		592,919
Administrative expenses and Amortization	[1]			0		(50,271)
Debt Instruments Eligible to Compose Capital	[1],[2]			(427,470)		(222,065)
Parent | Banco RCI Brasil S.A.
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions	[1]			0		0
Interest expense and similar charges - Deposits from credit institutions	[1]			0		0
Fee and commission income (expense)	[1]			0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]			0		0
Parent | Abbey National Treasury Services Plc
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions	[1]			0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]			0		0
Parent | Cibrasec
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions	[1]			0		0
Parent | ISBAN Brasil S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]			0		0
Administrative expenses and Amortization	[1]			0		0
Parent | Santander Brasil Tecnologia S.A. (current name of Produban Serviços de Informática S.A.)
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]			0		0
Administrative expenses and Amortization	[1]			0		0
Parent | Santander Brasil Gestão de Recursos Ltda
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]			0		0
Parent | Santander Securities Services Brasil DTVM S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]			0		0
Interest expense and similar charges - Deposits from credit institutions	[1]			0	[2]	0
Fee and commission income (expense)	[1]			0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1],[2]			0		0
Administrative expenses and Amortization	[1]			0	[2]	0
Parent | Santander Cultural
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]			0		0
Others Administrative expenses - Donation	[1]			0		0
Parent | Gestora de Inteligência de Crédito
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]			0
Parent | Real Fundo de Investimento Multimercado Santillana Credito Privado
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]			0		0
Interest expense and similar charges - Deposits from credit institutions	[1]			0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]			0		0
Parent | Webmotors S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]			0		0
Fee and commission income (expense)	[1]			0		0
Parent | Others
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]			0		0
Fee and commission income (expense)	[1]			0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]			0		0
Administrative expenses and Amortization	[1]			0		0
Parent | Santander Securities
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	[1]			0		0
Parent | Santander Securities Services Brasil Participações S.A.
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	[1],[2]			0		0
Administrative expenses and Amortization	[1]			0		0	[2]
Parent | SAM Brasil Participações
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	[1]			0		0
Parent | Companhia de Crédito, Financiamento e Investimento RCI Brasil
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	[1]			0		0
Fee and commission income (expense)	[1]			0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]			0		0
Parent | Santander Asset Management, S.A. SGIIC.
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	[1]			0		0
Parent | Banco Santander International
Related-Party Transactions
Fee and commission income (expense)	[1]			0		0
Parent | Zurich Santander Brasil Seguros S.A.
Related-Party Transactions
Fee and commission income (expense)	[1]			0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]			0		0
Parent | Zurich Santander Brasil Seguros e Previdência S.A.
Related-Party Transactions
Fee and commission income (expense)	[1]			0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]			0		0
Parent | Santander Investment Securities Inc.
Related-Party Transactions
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]			0		0
Parent | ISBAN Chile S.A.
Related-Party Transactions
Administrative expenses and Amortization	[1]			0		0
Parent | Aquanima Brasil Ltda.
Related-Party Transactions
Administrative expenses and Amortization	[1]			0		0
Parent | TECBAN - Tecnologia Bancaria Brasil
Related-Party Transactions
Administrative expenses and Amortization	[1]			0		0
Parent | Produban Servicios Informaticos Generales, S.L.
Related-Party Transactions
Administrative expenses and Amortization	[1]			0		0
Parent | Ingeniería de Software Bancario, S.L.
Related-Party Transactions
Administrative expenses and Amortization	[1]			0		0
Parent | Konecta Brazil Outsourcing Ltda
Related-Party Transactions
Administrative expenses and Amortization	[1]			0		0
Parent | Santander Global Technology, S.L., SOCI
Related-Party Transactions
Administrative expenses and Amortization	[1]			0
Parent | Fundacao Santander
Related-Party Transactions
Others Administrative expenses - Donation	[1]			0		0
Parent | Instituto Escola Brasil
Related-Party Transactions
Others Administrative expenses - Donation	[1]			0		0
Parent | Fundacao Sudameris
Related-Party Transactions
Others Administrative expenses - Donation	[1]			R$ 0		R$ 0

[1]	Banco Santander (Brasil) S.A. is indirectly controlled by Banco Santander Spain, through its subsidiary Grupo Empresarial Santander, S.L. and Sterrebeeck B.V.
[2]	Refers to the Company's subsidiaries (Banco Santander, S.A .- Spain).